Goodwill and Other Intangible Assets (details) - Other Intangible Assets - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Goodwill and Other Intangible Assets disclosure
Intangible assets subject to amortization, gross carrying amount	$ 210		$ 210
Intangible assets subject to amortization, accumulated amortization	161		159
Intangible assets subject to amortization, net	49		51
Intangible assets not subject to amortization	217		217
Total other intangible assets, gross carrying amount	427		427
Total other intangible assets, net	266		$ 268
Amortization expense of intangible assets	3	$ 3
Estimated intangible asset amortization expense, remainder of 2017	7
Estimated intangible asset amortization expense, 2018	8
Estimated intangible asset amortization expense, 2019	6
Estimated intangible asset amortization expense, 2020	5
Estimated intangible asset amortization expense, 2021	$ 5